Provisions and other long-term liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions at beginning of period	$ 34,083	$ 51,947
Addition to provision / changes in estimates	5,476	9,834
Exchange difference	(378)	1,912
Foreign currency translation	(2,534)	704
Amortization	(107)	(127)
Unwinding of discount	2,225	3,288
Amounts used during the year	(6,813)	(6,553)
Liabilities associated with assets held for sale		(26,922)
Other provisions at end of period	31,952	34,083
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	23,536	40,903
Addition to provision / changes in estimates	2,162	7,374
Exchange difference	333	1,172
Foreign currency translation	(2,554)	717
Amortization		0
Unwinding of discount	1,751	2,794
Amounts used during the year	(4,341)	(2,502)
Liabilities associated with assets held for sale		(26,922)
Other provisions at end of period	20,887	23,536
Provision For Deferred Income [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	810	757
Addition to provision / changes in estimates	0	0
Exchange difference	(100)	180
Amortization	(107)	(127)
Unwinding of discount	0
Other provisions at end of period	603	810
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	9,737	10,287
Addition to provision / changes in estimates	3,314	2,460
Exchange difference	(611)	560
Foreign currency translation	20	(13)
Amortization		0
Unwinding of discount	474	494
Amounts used during the year	(2,472)	(4,051)
Other provisions at end of period	$ 10,462	$ 9,737